Offerings	Nov. 07, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.00001 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 114,795,317.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,853.23
Offering Note	1(a) Estimated solely for the purpose of calculating the registration fee. No separate consideration will be received for shares of common stock that are issued upon conversion of debt securities or preferred stock or upon exercise of warrants registered hereunder. The aggregate maximum offering price of all securities issued pursuant to this registration statement will not exceed $150,000,000. 1(b) An indeterminate amount of common stock, preferred stock, warrants, debt securities and/or units is being registered as may from time to time be offered hereunder at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. 1(c) The $150,000,000 of securities registered pursuant to this registration statement includes $50,000,000 of common stock that may be issued and sold under a certain sales agreement with B. Riley Securities, Inc. Upon termination of the sales agreement, any portion of the $50,000,000 included in the sales agreement prospectus supplement that is not sold pursuant to the sales agreement will be available for sale in other offerings pursuant to the base prospectus and a corresponding prospectus supplement, and if no shares are sold under the sales agreement, the full $50,000,000 of securities may be sold in other offerings pursuant to the base prospectus and a corresponding prospectus supplement. 1(d) Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $35,204,683 of unsold securities (the "Unsold Securities") previously registered pursuant to the Registration Statement on Form S-3 (File No. 333-268143), which was declared effective on November 8, 2022 (the "Prior Registration Statement"). The registrant sold an aggregate of $14,795,317 of securities under the Prior Registration Statement, leaving the balance of $35,204,683 of Unsold Securities, in respect of which the registrant paid a filing fee of $3,879.56 (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) in connection with the filing of the Prior Registration Statement. Pursuant to Rule 415(a)(6), the filing fee of $3,879.56 associated with the offering of the Unsold Securities is hereby carried forward to be applied to $35,204,683 of Unsold Securities registered hereunder, and as a result, no additional filing fee is due with respect to the Unsold Securities included in this registration statement. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the time of effectiveness of this registration statement.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-268143
Carry Forward Initial Effective Date	Nov. 08, 2022
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.00001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-268143
Carry Forward Initial Effective Date	Nov. 08, 2022
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-268143
Carry Forward Initial Effective Date	Nov. 08, 2022
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-268143
Carry Forward Initial Effective Date	Nov. 08, 2022
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-268143
Carry Forward Initial Effective Date	Nov. 08, 2022
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 35,204,683.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-268143
Carry Forward Initial Effective Date	Nov. 08, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 3,879.56
Offering Note	See Offering Note 1(d)